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Calamos Antetokounmpo Sustainable Equities Fund
Calamos Antetokounmpo Sustainable Equities Fund
Investment Objective
Calamos Antetokounmpo Sustainable Equities Fund's investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. More information about discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page 14 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 31 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Calamos Antetokounmpo Sustainable Equities Fund	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Calamos Antetokounmpo Sustainable Equities Fund	Class A	Class C	Class I	Class R6
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses	9.14%	9.14%	9.14%	9.13%
Total annual Fund operating expenses	10.24%	10.99%	9.99%	9.98%
Fee waiver and expense reimbursements	(8.89%)	(8.89%)	(8.89%)	(8.89%)
Net Annual Fund Operating Expenses	1.35%	2.10%	1.10%	1.09%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through April 30, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example - Calamos Antetokounmpo Sustainable Equities Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	606	1,762	3,645	7,555
Class C	313	1,561	3,620	7,780
Class I	112	1,280	3,229	7,310
Class R6	111	1,277	3,224	7,305

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Calamos Antetokounmpo Sustainable Equities Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	606	1,762	3,645	7,555
Class C	213	1,561	3,620	7,780
Class I	112	1,280	3,229	7,310
Class R6	111	1,277	3,224	7,305

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund's performance. During the period from February 3, 2023 (commencement of operations) through December 31, 2023, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of Calamos Advisors LLC ("Calamos Advisors" or the "Subadviser"), have above average growth potential and meet the environmental, social and governance ("ESG") criteria set out below. The Fund may invest up to 20% of its net assets in American Depositary Receipts ("ADRs"), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.

Calamos Advisors employs an integrated, fundamental, and proprietary ESG screening process to evaluate and select what the team deems are high-quality ESG-adherent growth opportunities. Calamos Advisors believes a portfolio of equities issued by high-quality growth companies characterized by a history of producing consistent returns above the cost of capital with sustainable competitive advantages is the best way to achieve steady, strong, enduring relative returns. Calamos Advisors believes that companies with strong ESG characteristics (as further described below) are better equipped to adapt to change, to evolve, and to avoid unnecessary liabilities (which could include, for example, litigation costs), which means that investment in such companies has the potential to contribute to investor return and risk reduction. Calamos Advisors believes that integrating this ESG analysis with traditional financial analysis produces better financial and societal results.

The team utilizes a proprietary ESG rating system, considering both quantitative and qualitative factors, to identify responsible, engaged companies (companies that demonstrate awareness and action surrounding the material ESG issues facing their businesses and industries). Calamos Advisors believes that a company's understanding of ESG principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value for a company. The team considers a company's position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices. The team conducts fundamental research to find companies with attractive ESG and financial attributes. In conducting fundamental Calamos Antetokounmpo Sustainable Equities Fund research, Calamos Advisors combines traditional investment information with its proprietary three-pronged ESG process to identify investments which it believes promote certain environmental and/or social characteristics. Calamos Advisors believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging ESG risks and opportunities. The three-pronged ESG process consists of: 1) exclusionary screens; 2) materiality assessments and 3) environmental and social impact scoring, each of which is described in turn below.

1.  Exclusionary Screens: This process for considering ESG factors results in certain industries and business activities that, in the team's belief, are too environmentally risky or present social outcomes that are too unattractive to warrant investment consideration, which are thus avoided. Calamos Advisors will generally exclude a company from investment consideration where the company derives revenue or profits that exceed 5% from one or more of the below-listed industries/business activities, namely:

•  agricultural biotechnology,

•  alcohol,

•  animal testing*,

•  fossil fuels,

•  gambling,

•  metals & mining,

•  nuclear energy,

•  tobacco, and

•  weapons.

*  A company's activities involving animal testing are considered on a case-by-case basis depending on purpose and methods.

2.  Materiality Assessment: Calamos Advisors then applies third-party materiality mapping tools combined with its own insights and emphasis on environmental and social leadership to develop materiality theses, which enable Calamos Advisors to identify and analyze the key ESG risks/opportunities for a particular Industry.

3.  Environmental and Social Scoring: Overlaying these top-down and bottom-up approaches, the team then utilizes a proprietary ESG scoring system, which considers both quantitative and qualitative factors, to identify investments for the Fund. The qualitative data includes metrics on greenhouse gas emissions, waste generation, electricity and water consumption, and general governance. The scoring system also considers a company's position in respect of various environmental and social characteristics, including: product contribution to a sustainable economy; product lifecycle innovation; operational efficiencies; inclusive finance; ensuring health and providing basic services, as well as a company's corporate governance practices. These qualitative metrics are considered alongside quantitative factors produced by research, and together, a score is determined, applied, and monitored going forward. The abovementioned score is just one part of the process. A company with a "good" environmental and social score does not automatically mean that Calamos Advisors will make an investment in such company.

Calamos Advisors utilizes a range of data sources as part of its proprietary ESG ratings system. These data sources may include: corporate disclosures, third party research providers (e.g., ISS ESG, MSCI ESG, Bloomberg, etc.), non-governmental organizations ("NGOs") and non-profits (e.g., Greenpeace, Friends of Earth, etc.), academic publications, news services and memberships. While the team may utilize the underlying data which supports a third party's ESG rating of an issuer, the team does not rely on any ESG ratings of third-party research providers. Calamos Advisors employs its proprietary ESG ratings system for both initial company recommendations and ongoing monitoring of investments.

Calamos Advisors may sell an investment in cases of valuation adjustments, availability of more attractive alternatives, or breakdowns in financial fundamentals or ESG performance.

Principal Risks
Fund Performance

As of December 31, 2023, the Fund had not yet had a full calendar year of operations, and therefore performance information is not yet available. Performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959. Past performance (before and after taxes) is not an indication of future performance.